Victory Pioneer Securitized Income Fund Investment Strategy - Victory Pioneer Securitized Income Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally, the Fund invests at least 80% of its net assets (plus borrowings or other leverage for investment purposes) in securitized asset instruments. Securitized asset instruments include agency and non-agency mortgage-backed securities (“MBS”), such as commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and uniform mortgage-backed securities (“UMBS”), asset-backed securities (“ABS”), including private and multi-class structures, pass-through certificates, other instruments secured by financial, physical, and/or intangible assets (e.g., receivables or pools of receivables), and debt and equity tranches of collateralized debt obligations (“CDOs”), collateralized mortgage obligations (“CMOs”), and collateralized loan obligations (“CLOs”). MBS include credit risk transfer securities issued by government sponsored entities or private issuers. Derivative instruments that provide exposure to securitized asset instruments or have similar economic characteristics may be used to satisfy the Fund's 80% policy.Agency MBS are issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored enterprises, including mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), or the Federal Home Loan Mortgage Corporation (“FHLMC”). Although securitized asset instruments typically represent pools of loans, in some cases they may consist of one large loan that is securitized and sold to capital market investors. At any given time, the Fund may have invested a substantial amount of its assets in any sector or subsector of the securitized asset markets. MBS and other mortgage-related investments may be structured such that payments consist of interest-only (“IO”), principal-only (“PO”) or principal and interest. The Fund may also invest in structured investments including credit linked notes (“CLNs”), adjustable rate mortgage loans (“ARMs”), and custodial receipts. The Fund may invest a substantial amount of its assets in “sub-prime” mortgage-related securities. The Fund also may invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. MBS include credit risk transfer securities, which transfer the credit risk related to the MBS to the buyer of the security. Credit risk transfer securities are fixed or floating-rate unsecured general obligations issued by FNMA, FHLMC, or other government sponsored or private entities.The Fund’s investments in mortgage-related securities may include instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).In addition to securitized asset instruments, the Fund has the flexibility to invest in a broad range of issuers and segments of the debt security markets as a whole. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), floating rate loans and other floating rate securities, subordinated debt securities, preferred securities, insurance-linked securities, certificates of deposit, money market securities, securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in debt securities, and cash, cash equivalents and other short term holdings. The Fund may invest in securities of issuers in any market sector, industry, or market capitalization range. The Fund may also invest in Treasury Inflation Protected Securities (“TIPS”), and other inflation-linked debt securities.The Fund has no limit as to the maturity or duration of the securities in which it invests and maintains an average portfolio duration that varies based upon the judgment of the Fund’s investment adviser. The Fund’s investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind, and auction rate features.The Fund may invest without limit in securities of any rating. A substantial portion of the Fund’s assets ordinarily will consist of below-investment-grade (“high yield”) debt securities. Investment in securities of below-investment-grade quality, commonly referred to as “junk bonds,” involves substantial risk of loss.The Fund may invest in securities that are subordinated or “junior” to more senior securities of the issuer, including residual or equity tranches of securitized asset instruments.The Fund may, but is not required to, use derivatives, such as interest rate futures and credit default swaps. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to seek event-linked exposure; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund also may hold cash or other short-term investments.In selecting investments, the Adviser integrates fundamental analysis of individual investments and their sectors with a top-down view of the macroeconomic landscape. The Adviser uses a research oriented, value-driven approach to identify investments that it believes will perform well over market cycles in terms of income, total return and risk characteristics. The Adviser seeks to add value over the course of market cycles by identifying specific opportunities, including cyclical opportunities, with the potential for attractive risk-adjusted returns. The Adviser considers such factors as yield, interest rate risk, liquidity, instrument structure, credit and asset quality, perceived risk relative to other risk assets, and supply/demand technicals. In selecting among investments, the Adviser considers the relative value of particular investments. The Adviser also may employ sector rotation, which refers to the shifting of investments from one or more sectors or subsectors into one or more other sectors or subsectors.In addition to investment-specific factors, the Adviser considers broad economic factors in constructing a portfolio designed to achieve the Fund’s investment objective. In assessing the appropriate quality, sector weightings and duration of the portfolio, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates.The Adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the Fund’s investment objective. The Adviser makes that determination based on the same criteria it uses to select portfolio securities.